Employee compensation (Tables)	9 Months Ended
Sep. 30, 2026
Analysis of income and expense [abstract]
Schedule of Employee Compensation Costs
Employee compensation costs were included in the following expenses for the three and nine months ended September 30, 2026 and 2025 as follows:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Cost of revenue	5,075	4,901	16,291	14,951
General and administrative	4,557	4,677	15,379	13,759
Sales and marketing	15,283	13,823	45,425	42,548
Research and development	8,051	8,438	29,947	25,835
	32,966	31,839	107,042	97,093